Long Term Debt (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Nov. 29, 2013	Dec. 31, 2013 6.6% Senior Notes, Due 2018	Dec. 31, 2013 7% Debentures, Due 2025	Dec. 31, 2013 6.25% Senior Notes, Due 2037	Dec. 31, 2013 Term Loan Facility, Due 2018	Dec. 31, 2012 Term Loan Facility, Due 2018	Dec. 31, 2012 Revolving Facility	Dec. 31, 2013 Trade Receivable Credit Facility	Dec. 31, 2012 AR Credit Facility
Debt Instrument
Maturity date	2018	2018	2025	2037	2018
Interest rate on notes		6.60%	7.00%	6.25%
Interest rate on term loan					1.67%	2.21%
Credit Facility interest rate							1.91%	0.77%	1.00%